Revenues - Detailed Information about Revenue (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenues [Abstract]
Additional injection stimulus program	$ 12,840	$ 16,757	$ 12,345